Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option and Incentive Plan

Note 17 — Stock Option and Incentive Plan

In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan, or Equity Incentive Plan, which provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. The purpose of the Equity Incentive Plan is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company. Since its adoption, the Equity Incentive Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Equity Incentive Plan and extend its term. The maximum number of ordinary shares currently authorized to be granted under the Equity Incentive Plan is 62,300. Awards granted under the Equity Incentive Plan generally vest over a period of four years and stock options have a term of ten years.

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the fiscal year ended September 30, 2016:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2015	8,872	$38.58
Granted	1,898	55.10
Exercised	(2,694)	33.32
Forfeited	(453)	44.59

Outstanding as of September 30, 2016(1)	7,623	$44.20

Exercisable as of September 30, 2016(1)	2,777	$36.20

(1)	As of September 30, 2016, the weighted average remaining contractual life of outstanding and exercisable options was 7.33 and 5.63 years, respectively.

The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2015	1,611	$42.33
Granted	658	55.69
Vested	(696)	39.48
Forfeited	(100)	44.41

Outstanding as of September 30, 2016	1,473	$49.50

The total intrinsic value of options exercised during fiscal years 2016, 2015 and 2014 was $65,292, $51,812 and $62,640, respectively.

The value of restricted shares vested during fiscal years 2016, 2015 and 2014 was $39,490, $39,734 and $26,737, respectively.

The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2016 was $104,117 and $60,135, respectively.

Employee equity-based compensation pre-tax expense for the years ended September 30, 2016, 2015 and 2014 was as follows:

	Year Ended September 30,
	2016	2015	2014
Cost of revenue	$18,249	$15,621	$17,496
Research and development	3,742	3,400	3,599
Selling, general and administrative	20,709	25,539	23,483

Total	$42,700	$44,560	$44,578

The total income tax benefit recognized in the consolidated statements of income for stock-based compensation (including restricted shares) for fiscal years 2016, 2015 and 2014 was $4,503, $5,490 and $5,295, respectively.

As of September 30, 2016, there was $38,352 of unrecognized compensation expense related to unvested stock options and unvested restricted shares. The Company recognizes compensation costs using the graded vesting attribution method, which results in a weighted average period of approximately one year over which the unrecognized compensation expense is expected to be recognized.

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2016	2015	2014
Risk-free interest rate(1)	1.40%	1.26%	1.30%
Expected life of stock options(2)	4.50	4.50	4.50
Expected volatility(3)	18.5%	15.6%	17.3%
Expected dividend yield(4)	1.40%	1.37%	1.45%
Fair value per option	$7.97	$5.97	$5.56

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.